COMMITMENTS AND CONTINGENCIES (Details) Share data in Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 Accepted and tendered cases USD ($) item lawsuit	Mar. 31, 2013 Accepted and tendered cases lawsuit	Dec. 31, 2013 Accepted and tendered cases USD ($) lawsuit item	Dec. 31, 2012 Accepted and tendered cases lawsuit	Dec. 31, 2011 Accepted and tendered cases lawsuit	Mar. 31, 2014 Accepted cases not subject to indemnification USD ($) lawsuit	Mar. 31, 2013 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2013 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Mar. 31, 2014 Antitrust matters - Indirect action cases USD ($)	Dec. 31, 2013 Antitrust matters - Indirect action cases USD ($)	Mar. 31, 2014 Product Delivery Claim USD ($)	Mar. 31, 2014 Product Delivery Claim EUR (€)	Dec. 31, 2013 Product Delivery Claim USD ($)	Dec. 31, 2013 Product Delivery Claim EUR (€)	Jul. 03, 2012 Indemnification Matter
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year
Minimum payments under purchase commitments	$ 7,000,000
Purchase commitments:
2014	1,315,000,000
2015	515,000,000
2016	181,000,000
2017	91,000,000
2018	71,000,000
Thereafter	169,000,000
Total	2,342,000,000
Operating Leases
Rent expense	80,000,000	79,000,000	83,000,000
Sublease rentals	4,000,000	4,000,000	4,000,000
Minimum sublease rentals	19,000,000
Future minimum payments
2014	83,000,000
2015	68,000,000
2016	59,000,000
2017	53,000,000
2018	50,000,000
Thereafter	174,000,000
Total	487,000,000
LEGAL MATTERS
Experience with tendering cases				20 years		19 years
Number of cases on service of complaint tendered to the prior owner				1		1
Information about the cases
Unresolved at beginning of period (number of cases)				1,073	1,080	1,080	1,080	1,116	48	50	50	36	37
Tendered during period					2	6	3	10
Filed during period									3		3	21	11
Resolved during period				1	1	13	3	46	3		5	7	12
Unresolved at end of period (number of cases)				1,072	1,081	1,073	1,080	1,080	48	50	48	50	36
Payment of gross settlement costs											45,000	559,000	584,000
Accruals with respect to unasserted asbestos exposure claims				0		0			0		0
Accrued liability relating to the cases				10,000,000		10,000,000			425,000		356,000			0	0	0		0
Receivable relating to indemnity protection of the cases				10,000,000		10,000,000
Maximum amount of claims of customer																211,000,000	153,000,000	211,000,000	153,000,000
Minimum threshold amount for insured liability																10,000,000		10,000,000
Aggregate amount of current claims																156,000,000	113,000,000	156,000,000	113,000,000
Minimum range of possible loss																	0		0
Maximum range of possible loss																	€ 113,000,000		€ 113,000,000
Common stock loss due to Banks' misrepresentations (in shares)																				19